Subsequent Events (Details)					9 Months Ended
	Mar. 15, 2021	Mar. 03, 2021 $ / shares shares	Jan. 12, 2021 USD ($)	Dec. 19, 2019	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Subsequent Event [Line Items]
Common stock, authorized (in shares)					0	300,000,000	300,000,000
Common stock, par value (in USD per share) | $ / shares					$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, authorized (in shares)					100,000,000	9,898,400	9,898,400
Preferred stock, par value (in USD per share) | $ / shares					$ 0.00001	$ 0.00001	$ 0.00001
Percentage of votes required		0.6666			0.6666
Anniversary of effectiveness					7 years
Percentage of outstanding shares					0.10
Stock split, conversion ratio	3			100
ESPP
Subsequent Event [Line Items]
Number of shares reserved and authorized (in shares)		3,000,667			3,000,667
Percent of outstanding shares		1.00%			1.00%
2021 Plan
Subsequent Event [Line Items]
Number of shares reserved and authorized (in shares)					13,503,001
Percent of outstanding shares					5.00%
Common Class A
Subsequent Event [Line Items]
Common stock, authorized (in shares)					1,000,000,000	0
Common stock, par value (in USD per share) | $ / shares					$ 0.00001	$ 0.00001
Number of shares issued in conversion (in shares)					1
Common Class B
Subsequent Event [Line Items]
Common stock, authorized (in shares)					160,000,000	0
Common stock, par value (in USD per share) | $ / shares					$ 0.00001	$ 0.00001
Number of shares issued in conversion (in shares)					1
Revolving credit facility | JPMorgan Chase Bank, N.A.
Subsequent Event [Line Items]
Fee on undrawn amounts			0.25%
Revolving credit facility | JPMorgan Chase Bank, N.A. | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Variable interest rate floor			0.50%
Margin on variable interest rate			2.75%
Margin on variable interest rate, prior to initial public offering or positive adjusted EBITDA			3.50%
Revolving credit facility | JPMorgan Chase Bank, N.A. | Base Rate
Subsequent Event [Line Items]
Variable interest rate floor			3.25%
Variable interest rate floor, prior to initial public offering or positive adjusted EBITDA			1.50%
Margin on variable interest rate			0.00%
Margin on variable interest rate, prior to initial public offering or positive adjusted EBITDA			2.50%
Revolving credit facility | JP Morgan Chase Credit Agreement | JPMorgan Chase Bank, N.A.
Subsequent Event [Line Items]
Maximum borrowing capacity | $			$ 45,000,000
Advance rate			400.00%
Term			3 years
Letter of credit sub-facility | JP Morgan Chase Credit Agreement | JPMorgan Chase Bank, N.A.
Subsequent Event [Line Items]
Maximum borrowing capacity | $			$ 5,000,000
Subsequent event
Subsequent Event [Line Items]
Capital stock, authorized (in shares)		1,260,000,000
Preferred stock, authorized (in shares)		100,000,000
Preferred stock, par value (in USD per share) | $ / shares		$ 0.00001
Anniversary of effectiveness		7 years
Percentage of outstanding shares		0.10
Stock split, conversion ratio	3
Subsequent event | 2021 Plan
Subsequent Event [Line Items]
Number of shares reserved and authorized (in shares)		13,503,001
Percent of outstanding shares		5.00%
Subsequent event | Common Class A
Subsequent Event [Line Items]
Common stock, authorized (in shares)		1,000,000,000
Common stock, par value (in USD per share) | $ / shares		$ 0.00001
Number of shares issued in conversion (in shares)		1
Subsequent event | Common Class B
Subsequent Event [Line Items]
Common stock, authorized (in shares)		160,000,000
Common stock, par value (in USD per share) | $ / shares		$ 0.00001
Subsequent event | Revolving credit facility | JPMorgan Chase Bank, N.A.
Subsequent Event [Line Items]
Fee on undrawn amounts			0.25%
Subsequent event | Revolving credit facility | JPMorgan Chase Bank, N.A. | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Variable interest rate floor			0.50%
Margin on variable interest rate			2.75%
Margin on variable interest rate, prior to initial public offering or positive adjusted EBITDA			3.50%
Subsequent event | Revolving credit facility | JPMorgan Chase Bank, N.A. | Base Rate
Subsequent Event [Line Items]
Variable interest rate floor			3.25%
Variable interest rate floor, prior to initial public offering or positive adjusted EBITDA			1.50%
Margin on variable interest rate			0.00%
Margin on variable interest rate, prior to initial public offering or positive adjusted EBITDA			2.50%
Subsequent event | Revolving credit facility | JP Morgan Chase Credit Agreement | JPMorgan Chase Bank, N.A.
Subsequent Event [Line Items]
Maximum borrowing capacity | $			$ 45,000,000
Advance rate			400.00%
Term			3 years
Subsequent event | Letter of credit sub-facility | JP Morgan Chase Credit Agreement | JPMorgan Chase Bank, N.A.
Subsequent Event [Line Items]
Maximum borrowing capacity | $			$ 5,000,000